Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.2%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/35 (PR 09/01/27)	$1,000	$1,084,194
Series A, 5.00%, 09/01/27	320	346,942
Series A, 5.00%, 09/01/29 (PR 09/01/27)	180	195,155
Series A, 5.00%, 06/01/37 (PR 09/01/27)	130	140,945
Alabama Highway Finance Corp. RB, 5.00%, 08/01/27	425	457,144
Alabama Public School and College Authority RB, Series A,
5.00%, 11/01/27	1,020	1,109,794
City of Auburn AL GOL, 5.00%, 05/01/27 (Call 05/01/25)	130	134,026
City of Huntsville AL GO, 5.00%, 09/01/27	150	162,931
City of Huntsville AL GOL
5.00%, 05/01/27 (Call 05/01/26)	185	195,627
5.00%, 11/01/27 (Call 05/01/27)	355	383,153
5.00%, 05/01/30 (Call 11/01/27)	125	135,609
Series A, 5.00%, 05/01/28 (Call 11/01/27)	75	81,616
State of Alabama GO
5.00%, 11/01/27	170	184,469
Series C, 5.00%, 08/01/27 (Call 08/01/26)	370	392,382
University of Alabama (The), 5.00%, 07/01/27	365	396,405
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/30 (PR 01/01/27)	205	219,346
Series B, 5.00%, 01/01/32 (PR 01/01/27)	200	213,996
Series B, 5.00%, 01/01/43 (PR 01/01/27)	250	267,495
		6,101,229
Alaska — 0.1%
State of Alaska GO, 5.00%, 08/01/27	195	210,512

Arizona — 1.8%
Arizona Board of Regents RB, 5.00%, 07/01/27	70	75,509
Arizona Department of Transportation State Highway Fund
Revenue, 5.00%, 07/01/27 (Call 07/01/26)	825	871,835
Arizona State University RB, Series B, 5.00%, 07/01/30
(Call 07/01/27)	185	198,999
Arizona Transportation Board, 5.00%, 07/01/27	155	167,199
City of Chandler AZ GOL, 5.00%, 07/01/27	215	232,501
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	495	524,381
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27	250	270,060
5.00%, 07/01/27 (Call 07/01/25)	400	413,598
5.00%, 07/01/27 (Call 07/01/26)	355	374,277
Series D, 5.00%, 07/01/29 (Call 07/01/27)	300	323,077
Maricopa County Unified School District No. 48 Scottsdale
GO, 5.00%, 07/01/28 (Call 07/01/27)	40	43,117
Maricopa County Union High School District No.
210-Phoenix GO, 5.00%, 07/01/27	165	177,795
Salt River Project Agricultural Improvement & Power
District, 5.00%, 01/01/27	445	475,842
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/27	90	96,238
Series A, 5.00%, 01/01/27	210	224,555
Series A, 5.00%, 01/01/29 (Call 01/01/27)	320	342,286
State of Arizona COP, Series A, 5.00%, 10/01/27	115	124,666
		4,935,935
California — 13.5%
91 Express Lanes Toll Road, 5.00%, 08/15/27	100	108,916
Anaheim Housing & Public Improvements Authority RB,
5.00%, 10/01/27	215	234,308

Security	Par (000)	Value

California (continued)
Bay Area Toll Authority RB, 4.00%, 04/01/29 (Call 04/01/27)	$1,470	$1,529,719
California Health Facilities Financing Authority RB, 5.00%, 11/01/27	780	853,906
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/27 (Call 04/01/27)	110	119,109
5.00%, 10/01/28 (Call 04/01/27)	200	217,173
5.00%, 10/01/29 (Call 04/01/27)	100	108,782
California State Public Works Board RB
5.00%, 09/01/29 (Call 09/01/27)	290	315,849
5.00%, 10/01/30 (Call 10/01/27)	155	169,103
Series B, 5.00%, 10/01/27	125	136,071
Series C, 5.00%, 03/01/28 (Call 03/01/27)	320	344,078
California State University RB
5.00%, 11/01/29 (Call 05/01/27)	370	401,568
Series A, 5.00%, 11/01/27 (Call 11/01/25)	100	104,852
Series A, 5.00%, 11/01/27 (Call 05/01/26)	575	609,349
Series A, 5.00%, 11/01/30 (Call 05/01/27)	220	238,443
Carlsbad Unified School District GO, 5.00%, 08/01/27
(Call 08/01/26)	200	212,690
City of Foster City CA GO, 4.00%, 08/01/30 (Call 08/01/27)	120	126,496
City of Los Angeles CA Wastewater System Revenue RB,
Series B, 5.00%, 06/01/27	275	298,066
City of Los Angeles Department of Airports RB
5.00%, 05/15/27	405	439,259
5.00%, 05/15/27 (ETM)	110	119,493
City of Los Angeles Solid Waste Resources Revenue RB,
5.00%, 02/01/27	150	161,630
City of San Francisco CA Public Utilities Commission Water
Revenue RB
5.00%, 11/01/27	160	175,295
5.00%, 11/01/27 (Call 05/01/25)	125	129,703
5.00%, 11/01/27 (Call 11/01/26)	250	268,262
Series D, 5.00%, 11/01/30 (Call 11/01/27)	355	390,617
Coast Community College District GO, Series D, 5.00%,
08/01/28 (Call 08/01/27)	160	174,551
Contra Costa Transportation Authority RB, Series A, 5.00%,
03/01/27 (Call 03/01/25)	345	357,013
Contra Costa Transportation Authority Sales Tax Revenue
RB, 5.00%, 03/01/27	50	54,054
County of Santa Clara CA, 5.00%, 08/01/27	170	185,470
County of Santa Clara CA GO
5.00%, 08/01/29 (Call 08/01/27)	125	136,713
Series C, 5.00%, 08/01/31 (Call 08/01/27)	195	212,505
East Bay Municipal Utility District Wastewater System
Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	130	141,475
East Bay Municipal Utility District Water System
Revenue RB
5.00%, 06/01/27	35	38,015
5.00%, 06/01/28 (Call 06/01/27)	85	92,503
Series A, 5.00%, 06/01/27 (Call 06/01/25)	155	160,980
Series B, 5.00%, 06/01/27	65	70,600
El Camino Community College District Foundation (The),
0.00%, 08/01/27(a)	200	176,518
Foothill-De Anza Community College District GO, 0.00%,
08/01/27 (NPFGC)(a)	415	365,556
Fremont Union High School District GO, 5.00%, 08/01/29
(Call 08/01/27)	75	82,147
Los Angeles Community College District/CA GO
4.00%, 08/01/30 (Call 08/01/27)	120	126,496
5.00%, 08/01/27	200	217,644

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series J, 5.00%, 08/01/28 (Call 08/01/27)	$190	$207,355
Los Angeles County Metropolitan Transportation
Authority RB
5.00%, 07/01/30 (Call 07/01/27)	240	262,530
Series A, 5.00%, 06/01/27	1,100	1,194,774
Series A, 5.00%, 07/01/29 (Call 07/01/27)	255	278,665
Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue RB
4.00%, 07/01/27 (Call 07/01/25)	125	127,916
5.00%, 07/01/27	200	217,441
Los Angeles Department of Water & Power Power System
Revenue RB, 5.00%, 07/01/31 (Call 01/01/27)	90	96,826
Los Angeles Department of Water & Power RB
5.00%, 07/01/27	640	696,806
5.00%, 07/01/30 (Call 01/01/27)	100	107,659
Los Angeles Department of Water & Power System
Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/27)	295	320,634
Los Angeles Department of Water & Power Water System
Revenue RB, 5.00%, 07/01/27	300	326,861
Los Angeles Department of Water RB, Series A, 5.00%,
07/01/30 (Call 01/01/27)	405	436,570
Los Angeles Unified School District/CA GO
3.00%, 07/01/27	160	159,380
5.00%, 07/01/27	720	784,468
5.00%, 07/01/27 (Call 07/01/25)	75	78,067
Series A, 5.00%, 07/01/27	420	457,606
Series B1, 5.00%, 07/01/27	235	256,041
Metropolitan Water District of Southern California RB
5.00%, 07/01/27	125	135,804
Series A, 5.00%, 07/01/27	485	526,918
Series C, 5.00%, 10/01/27	55	60,326
Modesto Irrigation District RB, Series A, 5.00%, 10/01/27
(Call 10/01/25)	40	41,847
Mountain View Los Altos Union High School District/CA GO,
Series C, 0.00%, 08/01/27(a)	150	132,181
Municipal Improvement Corp. of Los Angeles RB, Series B,
5.00%, 11/01/27 (Call 11/01/26)	350	374,889
Newport Mesa Unified School District GO, 0.00%, 08/01/27
(NPFGC)(a)	215	190,731
Orange County Sanitation District RB, 5.00%, 02/01/27	55	59,456
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	145	128,734
Pasadena Area Community College District GO, 4.00%,
08/01/27	400	419,905
Poway Unified School District GO, 0.00%, 08/01/27(a)	400	352,622
Riverside County Transportation Commission RB
5.00%, 06/01/31 (Call 12/01/27)	420	460,279
Series B, 5.00%, 06/01/28 (Call 12/01/27)	160	175,248
Riverside Unified School District GO, 4.00%, 08/01/29
(Call 08/01/27)	90	93,604
Sacramento Municipal Utility District RB, 5.00%, 08/15/27	40	43,631
San Diego County Regional Airport Authority RB
5.00%, 07/01/27	100	108,410
5.00%, 07/01/28 (Call 07/01/27)	475	514,802
San Diego County Regional Transportation Commission,
5.00%, 04/01/27	200	216,360
San Diego County Water Authority, 5.00%, 05/01/27
(Call 05/01/26)	100	106,289
San Diego County Water Authority RB, 5.00%, 05/01/27
(Call 05/01/25)	110	114,073

Security	Par (000)	Value

California (continued)
San Diego Public Facilities Financing Authority RB, 5.00%,
08/01/27	$250	$272,353
San Diego Unified School District/CA GO
5.00%, 07/01/30 (Call 07/01/27)	185	202,078
Series J, 5.00%, 07/01/29 (Call 07/01/27)	100	109,202
San Francisco Bay Area Rapid Transit District Sales Tax
Revenue RB
5.00%, 07/01/29 (Call 07/01/27)	190	207,262
Series A, 5.00%, 07/01/29 (Call 07/01/27)	100	109,085
San Francisco City & County Airport Commission San
Francisco International Airport RB
5.00%, 05/01/27 (Call 05/01/26)	145	153,922
Series D, 5.00%, 05/01/27 (Call 05/01/26)	100	106,153
San Francisco County Transportation Authority Sales Tax
Revenue RB, 4.00%, 02/01/29 (Call 02/01/27)	255	266,682
San Jose Unified School District GO
5.00%, 08/01/27	150	163,412
Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	83,484
San Mateo County Community College District GO
Series A, 0.00%, 09/01/27 (NPFGC)(a)	355	314,531
Series B, 0.00%, 09/01/27 (NPFGC)(a)	300	265,800
San Mateo Union High School District GO, Series C, 0.00%,
09/01/27 (NPFGC)(a)	170	149,775
Southern California Public Power Authority, 4.00%, 07/01/27
(Call 01/01/25)	415	422,101
Southern California Public Power Authority RB, Series C,
5.00%, 07/01/27 (Call 01/01/25)	180	185,348
State of California Department of Water Resources RB
5.00%, 12/01/28 (Call 12/01/27)	130	143,254
Series AX, 5.00%, 12/01/27	220	242,060
Series BB, 5.00%, 12/01/27	105	115,529
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	45	46,386
4.00%, 09/01/27	200	209,381
5.00%, 04/01/27	440	474,076
5.00%, 08/01/27	1,245	1,351,389
5.00%, 08/01/27 (Call 08/01/26)	205	218,129
5.00%, 09/01/27 (Call 09/01/26)	140	149,234
5.00%, 10/01/27	850	925,983
5.00%, 11/01/27	1,260	1,375,147
5.00%, 12/01/27	425	464,694
5.00%, 08/01/28 (Call 08/01/27)	385	418,945
5.00%, 11/01/28 (Call 11/01/27)	490	536,042
5.00%, 08/01/29 (Call 08/01/27)	450	490,019
5.00%, 08/01/30 (Call 08/01/27)	1,145	1,245,220
5.00%, 11/01/30 (Call 11/01/27)	745	814,083
Series B, 5.00%, 11/01/27	250	272,847
Series C, 5.00%, 08/01/27 (Call 08/01/26)	700	744,831
Sunnyvale Financing Authority RB, 4.00%, 04/01/27	100	103,894
University of California, 5.00%, 05/15/27	110	119,349
University of California RB
5.00%, 05/15/28 (Call 05/15/27)	150	162,507
5.00%, 05/15/29 (Call 05/15/27)	125	135,636
5.00%, 05/15/30 (Call 05/15/27)	305	331,088
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	325	337,325
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	835	906,421
Series I, 5.00%, 05/15/27 (Call 05/15/25)	570	591,616
West Valley-Mission Community College District GO,
Series B, 5.00%, 08/01/27 (Call 08/01/25)	75	78,215

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Western Municipal Water District Facilities Authority RB,
5.00%, 10/01/27	$175	$191,004
		36,876,177
Colorado — 1.2%
Adams & Arapahoe Joint School District 28J Aurora, 5.00%,
12/01/27 (SAW)	150	163,369
Board of Governors of Colorado State University System
RB, 5.00%, 03/01/27 (ST HGR ED INTERCEPT PROG)	250	267,089
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/27	605	654,997
Series B, 5.00%, 12/01/27	45	48,762
City & County of Denver Co. GO, 5.00%, 08/01/27	205	222,518
City of Colorado Springs Co. Utilities System Revenue RB,
5.00%, 11/15/27	320	348,870
Colorado Health Facilities Authority RB, 5.00%, 11/01/27	200	210,952
Denver City & County School District No. 1 GO
5.50%, 12/01/28 (Call 12/01/27) (SAW)	295	327,268
5.50%, 12/01/29 (Call 12/01/27) (SAW)	200	222,135
5.50%, 12/01/30 (Call 12/01/27) (SAW)	125	138,673
Series B, 4.00%, 12/01/27 (SAW)	200	210,141
State of Colorado COP, Series K, 5.00%, 03/15/27	175	186,744
University of Colorado, 5.00%, 06/01/29 (Call 06/01/27)	100	107,818
Weld County School District No. 6 Greeley GO, 5.00%,
12/01/27 (SAW)	85	92,757
		3,202,093
Connecticut — 1.8%
City of Danbury CT GO, 5.00%, 11/01/27 (Call 11/01/26)	50	53,268
State of Connecticut Clean Water Fund - State Revolving
Fund RB, Series A, 5.00%, 05/01/29 (Call 05/01/27)	180	194,815
State of Connecticut GO
4.00%, 06/01/27	50	51,972
5.00%, 07/15/27	520	561,216
5.00%, 08/15/27 (Call 08/15/26)	225	238,330
Series 2021 A, 4.00%, 01/15/27	545	563,698
Series A, 5.00%, 04/15/29 (Call 04/15/27)	350	376,020
Series B, 4.00%, 06/01/27	210	218,282
Series B, 5.00%, 06/15/27 (Call 06/15/25)	215	222,377
Series D, 5.00%, 09/15/27	100	108,307
Series F, 5.00%, 11/15/27 (Call 11/15/25)	815	849,745
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/27 (Call 09/01/26)	235	249,284
Series A, 5.00%, 01/01/27	105	111,995
Series A, 5.00%, 05/01/27	455	488,826
Series B, 5.00%, 10/01/27	170	184,290
Series D, 5.00%, 11/01/27	200	217,189
University of Connecticut, 5.00%, 11/01/27	65	70,262
University of Connecticut RB, 5.00%, 04/15/27	125	133,846
		4,893,722
Delaware — 0.8%
County of New Castle, 5.00%, 04/01/27	100	107,708
Delaware Transportation Authority RB
5.00%, 07/01/27	405	437,810
5.00%, 07/01/27 (Call 07/01/26)	65	68,430
State of Delaware GO
5.00%, 02/01/27	330	354,216
5.00%, 07/01/27	55	59,583
Series A, 5.00%, 01/01/27	530	567,804
Series A, 5.00%, 02/01/27	110	118,072

Security	Par (000)	Value

Delaware (continued)
Series D, 5.00%, 07/01/27 (Call 07/01/26)	$365	$386,035
		2,099,658
District of Columbia — 1.9%
District of Columbia GO
5.00%, 06/01/29 (Call 06/01/27)	250	270,302
Series A, 5.00%, 10/15/27	160	173,524
Series D, 5.00%, 06/01/27	535	576,032
Series E, 5.00%, 02/01/27	475	508,383
Series E, 5.00%, 06/01/27 (Call 12/01/26)	290	308,859
District of Columbia RB
5.00%, 12/01/27	100	108,403
Series A, 5.00%, 03/01/27	460	493,873
Series B, 5.00%, 10/01/27	395	429,335
Series C, 5.00%, 05/01/27	85	91,570
Series C, 5.00%, 10/01/27	510	554,332
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/27 (Call 10/01/25)	175	181,920
Series B, 5.00%, 10/01/27	160	173,974
Metropolitan Washington Airports Authority Aviation
Revenue RB, 5.00%, 10/01/27	135	145,796
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/27	80	85,805
5.00%, 07/01/28 (Call 07/01/27)	340	365,870
5.00%, 07/01/30 (Call 07/01/27)	110	118,747
Series A, 5.00%, 07/15/27	360	388,674
Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	120	129,415
		5,104,814
Florida — 2.3%
Broward County FL Water & Sewer Utility Revenue RB,
5.00%, 10/01/27 (Call 10/01/25)	180	186,696
City of Miami Beach FL Stormwater Revenue RB, 5.00%,
09/01/27	115	124,498
County of Miami-Dade FL Aviation Revenue RB, 5.00%,
10/01/27 (Call 10/01/26)	160	169,266
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	100	108,063
County of Miami-Dade FL Water & Sewer System
Revenue RB
5.00%, 10/01/27	180	194,395
Series B, 5.00%, 10/01/27	280	301,823
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/27	305	328,535
Series A, 5.00%, 07/01/27 (Call 07/01/26)	175	183,785
Hillsborough County Aviation Authority RB, 5.00%,
10/01/27	200	215,995
Hillsborough County School Board COP, Series B, 5.00%,
07/01/27	30	31,983
Orlando Utilities Commission RB, 5.00%, 10/01/27	350	380,137
Palm Beach County School District, 5.00%, 08/01/27	200	215,674
Palm Beach County School District COP
5.00%, 08/01/27	105	113,229
Series A, 5.00%, 08/01/27	195	210,283
Series B, 5.00%, 08/01/27	115	124,013
School Board of Miami-Dade County (The) COP, 5.00%,
05/01/27 (Call 05/01/25) (AGM)	190	195,579
School Board of Miami-Dade County (The) GO, 5.00%,
03/15/27	80	85,652
School District of Broward County/FL GO, 5.00%, 07/01/27	135	146,145
State of Florida Department of Transportation RB, 5.00%,
07/01/27	295	319,172

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
State of Florida Department of Transportation Turnpike
System RB
Series A, 5.00%, 07/01/27	$285	$307,539
Series A, 5.00%, 07/01/29 (Call 07/01/27)	215	233,697
State of Florida GO
5.00%, 06/01/27	240	259,313
5.00%, 06/01/27 (Call 06/01/26)	155	163,281
5.00%, 07/01/27	250	270,929
5.00%, 07/01/27 (Call 07/01/26)	55	58,249
5.00%, 07/01/28 (Call 07/01/27)	285	309,765
Series A, 5.00%, 07/01/27	60	65,023
Series B, 5.00%, 06/01/30 (Call 06/01/27)	125	135,531
Series C, 5.00%, 06/01/27	180	194,484
Series D, 5.00%, 06/01/27	130	140,461
State of Florida Lottery Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	198	208,334
Series A, 5.00%, 07/01/27	233	251,068
		6,232,597
Georgia — 2.2%
Athens-Clarke County Unified Government GO, 5.00%,
12/01/27	50	54,499
City of Atlanta GA, 5.00%, 12/01/27	60	65,501
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/27	100	107,448
Series A, 5.00%, 07/01/27	195	209,523
City of Atlanta GA Water & Wastewater Revenue RB
Series B, 5.00%, 11/01/29 (Call 11/01/27)	120	130,173
Series C, 5.00%, 11/01/28 (Call 11/01/27)	225	244,256
County of Columbia GA GO, 5.00%, 01/01/27	45	48,195
Georgia Ports Authority RB, 5.00%, 07/01/27	765	826,385
Georgia State Road & Tollway Authority RB, 5.00%,
06/01/27	425	458,396
Gwinnett County Water & Sewerage Authority RB, 5.00%,
08/01/27	630	683,338
Metropolitan Atlanta Rapid Transit Authority RB
4.00%, 07/01/30 (Call 07/01/27)	135	140,412
5.00%, 07/01/27 (Call 07/01/26)	225	238,691
Series A, 5.25%, 07/01/27 (NPFGC)	100	108,751
Series D, 4.00%, 07/01/27	335	349,551
State of Georgia, 5.00%, 07/01/27	200	216,666
State of Georgia GO
5.00%, 02/01/28 (Call 02/01/27)	300	322,106
5.00%, 07/01/28 (Call 01/01/27)	720	772,730
5.00%, 02/01/29 (Call 02/01/27)	175	188,343
Series A, 5.00%, 02/01/27 (Call 02/01/26)	80	84,131
Series A, 5.00%, 08/01/27	305	331,063
Series C, 5.00%, 07/01/29 (Call 07/01/27)	225	244,304
Series E, 5.00%, 12/01/27 (Call 12/01/26)	175	187,159
Series F, 5.00%, 07/01/27 (Call 01/01/27)	95	101,919
		6,113,540
Hawaii — 1.5%
City & County Honolulu HI Wastewater System
Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	340	358,815
Series A, 5.00%, 07/01/27 (Call 07/01/25)	285	294,857
City & County of Honolulu HI GO
5.00%, 07/01/27	355	383,212
5.00%, 09/01/27	175	189,593
5.00%, 10/01/27	125	135,661

Security	Par (000)	Value

Hawaii (continued)
5.00%, 11/01/27	$245	$266,363
Series B, 5.00%, 10/01/27 (Call 10/01/25)	150	156,155
Series C, 4.00%, 08/01/27	245	255,772
County of Hawaii HI GO, 5.00%, 09/01/27 (Call 03/01/26)	100	104,938
County of Maui HI, 5.00%, 03/01/27	135	144,751
State of Hawaii GO
5.00%, 04/01/27 (Call 04/01/26)	110	115,465
5.00%, 10/01/27	205	222,652
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	445	471,705
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	220	233,202
Series FK, 5.00%, 05/01/28 (Call 05/01/27)	200	214,574
Series FN, 5.00%, 10/01/30 (Call 10/01/27)	460	496,413
		4,044,128
Idaho — 0.2%
Idaho Housing & Finance Association RB, Series A, 5.00%,
07/15/27	435	467,457

Illinois — 4.3%
Chicago O'Hare International Airport RB
Series A, 5.00%, 01/01/28 (Call 01/01/27)	425	450,363
Series B, 5.00%, 01/01/27 (Call 01/01/25)	275	279,856
Chicago Transit Authority Capital Grant Receipts Revenue
RB, 5.00%, 06/01/27	225	237,732
Illinois Finance Authority RB
5.00%, 01/01/27	140	149,515
5.00%, 07/01/27	460	494,966
5.00%, 07/01/29 (Call 01/01/27)	850	909,720
Illinois State Toll Highway Authority RB
5.00%, 01/01/27	445	473,603
Series A, 5.00%, 01/01/27	540	574,709
Series B, 5.00%, 01/01/27	655	697,101
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	131,088
Lake County School District No. 112 North Shore GO,
5.00%, 06/01/27	110	118,436
Metropolitan Water Reclamation District of Greater Chicago
GO, 5.00%, 12/01/27 (Call 12/01/26)	175	184,728
Sales Tax Securitization Corp. RB, 5.00%, 01/01/27	140	147,602
State of Illinois GO
5.00%, 02/01/27	745	783,396
5.00%, 03/01/27	265	279,016
5.00%, 05/01/27	400	422,572
5.00%, 06/01/27 (Call 06/01/26)	100	104,203
5.00%, 07/01/27	205	217,229
5.00%, 10/01/27	1,065	1,131,475
Series A, 5.00%, 03/01/27	365	384,432
Series A, 5.00%, 12/01/27	400	426,061
Series B, 5.00%, 03/01/27	255	268,487
Series B, 5.00%, 09/01/27	180	191,009
Series D, 5.00%, 11/01/27	1,325	1,409,373
Series D, 5.00%, 11/01/28 (Call 11/01/27)	1,000	1,064,284
State of Illinois Sales Tax Revenue RB, Series C, 5.00%,
06/15/27	200	210,761
		11,741,717
Indiana — 0.9%
Indiana Finance Authority RB
5.00%, 02/01/27	680	727,556
5.00%, 10/01/27	500	540,953
Series C, 5.00%, 06/01/27 (Call 12/01/26)	570	606,695
Indiana University RB
4.00%, 08/01/27	100	104,128

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
5.00%, 08/01/29 (Call 08/01/27)	$165	$178,242
Indianapolis Local Public Improvement Bond Bank RB,
Series A, 5.00%, 01/15/29 (Call 01/15/27)	375	401,799
		2,559,373
Iowa — 0.1%
City of Des Moines IA GO, 5.00%, 06/01/27	175	188,488
Iowa Finance Authority RB, 5.00%, 08/01/30
(Call 08/01/27)	125	136,040
		324,528
Kansas — 0.6%
County of Johnson KS GO, 5.00%, 09/01/27	180	194,649
State of Kansas Department of Transportation RB
5.00%, 09/01/27 (Call 09/01/25)	710	734,952
5.00%, 09/01/30 (Call 09/01/27)	150	162,543
Series A, 5.00%, 09/01/28 (Call 09/01/27)	480	519,569
		1,611,713
Kentucky — 0.1%
Louisville/Jefferson County Metropolitan Government GO,
Series A, 5.00%, 04/01/27	150	160,859

Louisiana — 1.1%
State of Louisiana Gasoline & Fuels Tax Revenue RB,
Series B, 5.00%, 05/01/27	250	269,323
State of Louisiana GO
5.00%, 03/01/27	265	283,673
5.00%, 09/01/27 (Call 09/01/26)	240	254,474
5.00%, 04/01/28 (Call 04/01/27)	195	210,612
5.00%, 10/01/29 (Call 10/01/27)	190	206,494
Series A, 5.00%, 03/01/27	325	348,703
Series B, 5.00%, 08/01/27 (Call 08/01/26)	320	338,989
Series B, 5.00%, 10/01/27	345	374,989
State of Louisiana RB, 5.00%, 09/01/27	600	650,276
		2,937,533
Maine — 0.6%
Maine Municipal Bond Bank RB
5.00%, 11/01/27	465	503,414
5.00%, 11/01/27 (Call 11/01/26)	295	313,623
State of Maine GO, 5.00%, 06/01/27	675	728,806
		1,545,843
Maryland — 4.2%
City of Baltimore MD GO, Series A, 5.00%, 10/15/27	120	130,342
County of Anne Arundel MD, 5.00%, 04/01/27	250	268,819
County of Anne Arundel MD GOL
5.00%, 04/01/27	200	215,055
5.00%, 10/01/27	235	255,524
5.00%, 10/01/28 (Call 10/01/27)	315	342,301
5.00%, 10/01/29 (Call 10/01/27)	255	277,661
County of Baltimore MD GO
5.00%, 02/01/27 (Call 02/01/26)	165	173,316
5.00%, 03/01/27	220	236,122
5.00%, 08/01/27	215	232,948
County of Charles MD GO, 5.00%, 10/01/27	100	108,734
County of Howard MD GO
5.00%, 02/15/27	650	696,967
5.00%, 02/15/30 (Call 02/15/27)	160	172,064
Series B, 5.00%, 02/15/28 (Call 02/15/27)	310	332,474
County of Montgomery MD GO
4.00%, 11/01/27	420	440,436
4.00%, 11/01/28 (Call 11/01/27)	165	173,375

Security	Par (000)	Value

Maryland (continued)
5.00%, 08/01/27	$185	$200,444
5.00%, 10/01/28 (Call 10/01/27)	115	124,967
Series A, 5.00%, 11/01/27	195	212,411
Series C, 5.00%, 10/01/27	150	163,100
County of Prince George's MD GO, 3.00%, 09/15/27	50	49,907
County of Prince George's MD GOL, Series A, 5.00%,
07/15/27	745	806,369
State of Maryland Department of Transportation RB
4.00%, 09/01/27	85	88,901
5.00%, 09/01/27	120	130,200
5.00%, 10/01/27	450	489,116
5.00%, 10/01/27 (Call 10/01/26)	290	309,050
5.00%, 12/01/27	90	98,175
5.00%, 12/01/27 (Call 12/01/26)	110	117,101
5.00%, 09/01/28 (Call 09/01/27)	345	374,827
5.00%, 10/01/28 (Call 10/01/27)	175	190,455
5.00%, 09/01/30 (Call 09/01/27)	350	379,407
Series A, 5.00%, 10/01/27	280	304,339
State of Maryland GO
5.00%, 08/01/27	615	665,856
Second Series, 5.00%, 08/01/27	270	292,327
Series A, 5.00%, 03/15/27	360	386,462
Series A, 5.00%, 08/01/27	325	351,875
Series A, 5.00%, 03/15/28 (Call 03/15/27)	570	612,382
Series A, 5.00%, 08/01/28 (Call 08/01/27)	150	162,455
Series A, 5.00%, 08/01/29 (Call 08/01/27)	465	504,698
Washington Suburban Sanitary Commission, 5.00%,
06/01/27 (GTD)	185	199,677
Washington Suburban Sanitary Commission RB
3.00%, 06/01/27 (GTD)	100	99,889
5.00%, 06/15/28 (Call 06/15/27) (GTD)	115	124,208
		11,494,736
Massachusetts — 2.4%
City of Boston MA GO
5.00%, 04/01/27	525	566,420
5.00%, 11/01/27	115	125,751
Series A, 5.00%, 05/01/27	90	97,290
City of Waltham MA GOL, 5.00%, 10/15/27	100	109,033
Commonwealth of Massachusetts Federal Highway Grant
Anticipation Note Revenue RB, Series A, 5.00%,
06/15/27 (Call 06/15/26)	155	163,479
Commonwealth of Massachusetts GOL
5.00%, 01/01/27	325	348,401
5.00%, 05/01/27	105	113,427
5.00%, 09/01/27	535	582,415
Series B, 5.00%, 07/01/27	180	195,208
Series C, 5.00%, 05/01/27	360	388,892
Series D, 5.00%, 07/01/27	455	493,443
Series E, 5.00%, 11/01/27	285	311,404
Series G, 5.00%, 09/01/27	285	310,258
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/30 (Call 12/01/27)	100	108,823
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/27	555	601,892
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	110	119,132
Massachusetts Clean Water Trust (The) RB, 5.25%,
08/01/27	20	21,913
Massachusetts Clean Water Trust RB
5.00%, 02/01/27	720	773,084
5.00%, 02/01/27 (Call 02/01/26)	100	105,287

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority RB, Series C,
5.00%, 08/15/27 (Call 08/15/25)	$245	$254,727
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, 5.00%, 01/01/27	510	544,876
Massachusetts Water Resources Authority RB, Series B,
5.00%, 08/01/29 (Call 08/01/27)	135	146,792
University of Massachusetts Building Authority RB, 5.00%,
11/01/27	60	65,609
		6,547,556
Michigan — 1.4%
Michigan Finance Authority RB, 5.00%, 12/01/28
(Call 06/01/27)	275	294,953
Michigan State Building Authority, 5.00%, 04/15/27
(Call 10/15/25)	210	217,939
Michigan State Building Authority RB, 5.00%, 10/15/27	645	699,254
Michigan State University, 5.00%, 02/15/27	300	320,738
State of Michigan, 5.00%, 05/01/27	175	188,203
State of Michigan RB, 5.00%, 03/15/27	1,025	1,099,247
State of Michigan Trunk Line Revenue RB, Series B, 5.00%,
11/15/27	545	593,018
University of Michigan RB
5.00%, 04/01/27	95	102,151
Series A, 5.00%, 04/01/29 (Call 04/01/27)	200	215,570
Wayne County Airport Authority RB, 5.00%, 12/01/27
(Call 12/01/25)	200	207,333
		3,938,406
Minnesota — 1.8%
City of Minneapolis MN GO, 5.00%, 12/01/27	75	82,005
County of Hennepin MN GO
5.00%, 12/01/27	330	360,822
5.00%, 12/01/28 (Call 12/01/27)	200	218,413
5.00%, 12/01/29 (Call 12/01/27)	120	131,293
Metropolitan Council GO
4.00%, 03/01/27 (Call 03/01/26)	300	307,521
5.00%, 03/01/27	100	107,399
5.00%, 12/01/27	165	180,199
Minneapolis-St Paul Metropolitan Airports Commission RB,
5.00%, 01/01/28 (Call 01/01/27)	100	106,468
Minnesota Public Facilities Authority RB, 5.00%, 03/01/27
(Call 03/01/26)	635	673,665
State of Minnesota, 5.00%, 08/01/27	300	325,399
State of Minnesota GO
5.00%, 08/01/27	445	482,675
5.00%, 10/01/28 (Call 10/01/27)	185	201,186
Series A, 5.00%, 10/01/28 (Call 10/01/27)	460	500,245
Series B, 5.00%, 10/01/28 (Call 10/01/27)	100	108,790
Series D, 5.00%, 08/01/27 (Call 08/01/26)	265	280,725
Series D, 5.00%, 10/01/27	190	206,828
University of Minnesota, 5.00%, 12/01/27	240	261,493
University of Minnesota RB
5.00%, 09/01/27	75	81,315
5.00%, 12/01/28 (Call 12/01/27)	185	201,322
Series B, 5.00%, 12/01/29 (Call 12/01/27)	215	234,131
		5,051,894
Mississippi — 0.8%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	630	683,310
Series A, 5.00%, 10/01/32 (PR 10/01/27)	325	352,984
Series A, 5.00%, 10/01/34 (PR 10/01/27)	1,000	1,086,105

Security	Par (000)	Value

Mississippi (continued)
Series C, 5.00%, 10/01/27 (PR 10/01/25)	$90	$93,693
		2,216,092
Missouri — 0.5%
Metropolitan St Louis Sewer District RB, Series A, 5.00%,
05/01/28 (Call 05/01/27)	295	317,352
Missouri State Board of Public Buildings GO, 5.00%,
10/01/27	885	958,666
Missouri State Board of Public Buildings RB, 5.00%,
04/01/27 (Call 04/01/26)	100	105,231
Missouri State Environmental Improvement & Energy
Resources Authority RB, 5.00%, 01/01/27
(Call 07/01/25)	45	46,539
		1,427,788
Montana — 0.1%
State of Montana, 5.00%, 08/01/27	225	243,517

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%,
09/01/27 (Call 03/01/27)	335	359,209
City of Omaha, 5.00%, 04/15/27	150	161,325
Nebraska Public Power District RB
5.00%, 01/01/27	175	185,956
Series A, 5.00%, 01/01/27 (Call 01/01/26)	145	151,206
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	53,385
Omaha Public Power District RB
5.00%, 02/01/27 (Call 02/01/26)	640	670,734
Series A, 5.00%, 02/01/30 (Call 12/01/27)	165	180,063
University of Nebraska Facilities Corp. RB (The), 5.00%,
07/15/27	220	237,694
		1,999,572
Nevada — 2.1%
Clark County School District GOL
5.00%, 06/15/27	125	133,617
5.00%, 06/15/27 (Call 12/15/25)	190	197,690
5.00%, 06/15/27 (Call 12/15/26)	500	530,160
Series C, 5.00%, 06/15/27 (Call 12/15/25)	315	327,457
County of Clark NV GOL
5.00%, 06/01/27	25	26,889
5.00%, 07/01/27 (Call 07/01/25)	500	517,292
5.00%, 11/01/27	240	260,426
5.00%, 12/01/27	70	76,090
Series B, 5.00%, 11/01/27 (Call 11/01/26)	75	79,544
County of Clark NV Passenger Facility Charge RB,
Series C, 5.00%, 07/01/27	305	327,716
County of Clark NV RB
5.00%, 07/01/27	715	770,985
5.00%, 07/01/30 (Call 07/01/27)	85	91,201
County of Washoe NV Gas Tax Revenue RB, 5.00%,
02/01/27	215	228,856
County of Washoe NV RB, 5.00%, 02/01/27	35	37,256
Las Vegas Valley Water District GO, 5.00%, 06/01/27	140	150,843
Las Vegas Valley Water District GOL
5.00%, 06/01/27 (Call 06/01/25)	100	103,327
5.00%, 02/01/29 (Call 02/01/27)	85	90,769
Series A, 5.00%, 06/01/27 (Call 06/01/25)	335	346,025
State of Nevada GOL
5.00%, 08/01/27	175	189,540
Series D, 5.00%, 04/01/27 (Call 04/01/25)	405	417,001

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27	$100	$108,700
5.00%, 12/01/27 (Call 06/01/26)	490	515,769
Washoe County School District/NV GOL
5.00%, 04/01/27	125	133,959
5.00%, 10/01/27	150	162,486
		5,823,598
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank, 5.00%, 08/15/27	75	81,239
New Hampshire Municipal Bond Bank RB
4.00%, 08/15/27 (Call 08/15/26)	200	204,898
5.00%, 08/15/27 (ST INTERCEPT)	80	86,655
State of New Hampshire GO
5.00%, 03/01/27 (Call 03/01/25)	35	35,981
5.00%, 12/01/27	255	278,490
Series B, 4.00%, 12/01/30 (Call 12/01/27)	120	125,659
Series D, 5.00%, 12/01/27	215	234,805
		1,047,727
New Jersey — 2.6%
County of Essex NJ GO, 4.00%, 08/15/27
(SCH BD RES FD)	115	120,342
New Jersey Economic Development Authority
5.00%, 11/01/27	145	155,003
5.25%, 06/15/27 (Call 06/15/25)	120	123,994
5.25%, 06/15/27 (PR 06/15/25)	105	109,117
New Jersey Economic Development Authority RB
5.00%, 06/15/27	670	711,477
5.00%, 11/01/27	145	155,003
Series A, 4.00%, 11/01/27 (SAP)	260	265,009
Series A, 5.00%, 11/01/27	150	160,348
New Jersey Educational Facilities Authority, 5.00%,
07/01/27	285	309,080
New Jersey Educational Facilities Authority RB, 5.00%,
03/01/27	510	549,539
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/27	215	228,852
Series B, 5.00%, 06/15/27	840	894,117
New Jersey Turnpike Authority RB
5.00%, 01/01/27	365	389,807
5.00%, 01/01/30 (Call 01/01/27)	340	361,324
Series A, 5.00%, 01/01/29 (Call 01/01/27)	210	223,769
Series A, 5.25%, 01/01/27 (AGM)	465	501,140
State of New Jersey GO
5.00%, 06/01/27	10	10,729
5.00%, 06/01/27 (Call 06/01/25)	145	150,095
5.00%, 06/01/28 (Call 06/01/27)	260	279,406
Series A, 5.00%, 06/01/27	1,295	1,387,028
		7,085,179
New Mexico — 0.4%
New Mexico Finance Authority RB
5.00%, 06/01/27	225	242,680
Series A, 5.00%, 06/01/27	35	37,750
State of New Mexico GO, 5.00%, 03/01/27	150	160,993
State of New Mexico Severance Tax Permanent Fund RB,
5.00%, 07/01/27	550	593,709
		1,035,132

Security	Par (000)	Value

New York — 10.0%
City of New York
5.00%, 08/01/27	$80	$86,301
5.00%, 08/01/27 (Call 08/01/26)	90	94,996
City of New York NY GO
5.00%, 08/01/27	450	485,444
5.00%, 08/01/27 (Call 02/01/27)	360	384,613
5.00%, 11/01/27	440	477,081
Series 1, 5.00%, 08/01/27	180	194,178
Series 1, 5.00%, 08/01/29 (Call 08/01/27)	300	323,958
Series A, 5.00%, 08/01/27	455	490,838
Series A, 5.00%, 08/01/28 (Call 08/01/27)	495	534,545
Series A-1, 5.00%, 08/01/27	200	215,753
Series C, 5.00%, 08/01/27 (Call 02/01/26)	175	182,803
Series C, 5.00%, 08/01/28 (Call 02/01/27)	770	822,609
Series C-1, 5.00%, 08/01/27	100	107,876
County of Nassau NY GOL, 5.00%, 07/01/27 (AGM)	400	434,261
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/27	325	349,163
Series A, 5.00%, 02/15/29 (Call 02/15/27)	220	234,291
Long Island Power Authority RB, Series A, 5.00%, 09/01/27	310	336,724
Metropolitan Transportation Authority RB
5.00%, 11/15/27	125	136,919
5.00%, 11/15/27 (Call 11/15/26)	100	106,421
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	50	52,078
Series B-2, 5.00%, 11/15/27 (Call 11/15/26)	180	191,557
Series C-1, 5.00%, 11/15/27	250	264,583
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	72,106
Series C-2, 0.00%, 11/15/27(a)	375	320,699
Series D, 5.00%, 11/15/27 (Call 11/15/26)	305	317,676
New York City Municipal Water Finance Authority RB
5.00%, 06/15/27 (Call 12/15/25)	750	783,848
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	595	621,853
New York City Transitional Finance Authority Building Aid
Revenue RB
5.00%, 07/15/28 (Call 07/15/27) (SAW)	300	324,600
Series B-1, 5.00%, 07/15/27 (SAW)	235	254,633
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	365	395,792
Series S-3, 5.00%, 07/15/27 (SAW)	345	373,823
Series S-4A, 5.00%, 07/15/27 (SAW)	150	162,532
New York City Transitional Finance Authority Future Tax
Secured Revenue, 5.00%, 11/01/30 (Call 05/01/27)	555	595,981
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
4.00%, 05/01/27	65	67,634
5.00%, 11/01/27	600	650,066
5.00%, 11/01/27 (Call 05/01/27)	310	332,412
5.00%, 11/01/29 (Call 11/01/27)	240	260,345
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	190	204,881
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	400	431,630
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	130	140,354
Series C, 5.00%, 11/01/27 (Call 05/01/25)	540	556,973
Series C, 5.00%, 11/01/29 (Call 05/01/27)	395	424,020
New York City Water & Sewer System RB
5.00%, 06/15/27 (PR 06/15/25)	125	129,338
Series AA, 5.00%, 06/15/27	635	687,694
Series FF, 5.00%, 06/15/27 (PR 06/15/25)	80	82,865
New York Power Authority RB, 5.00%, 11/15/27 (AGM)	500	547,015
New York State Dormitory Authority
5.00%, 03/15/27	175	187,427
5.00%, 03/15/27 (ETM)	85	91,384

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 07/01/27	$185	$200,702
New York State Dormitory Authority RB
5.00%, 03/15/27	135	145,428
5.00%, 07/01/27	290	313,829
5.00%, 03/15/28 (Call 03/15/27)	220	235,184
5.00%, 03/15/30 (Call 03/15/27)	395	421,953
Series A, 5.00%, 02/15/27 (PR 08/15/26)	140	148,996
Series A, 5.00%, 03/15/27	820	879,189
Series A, 5.00%, 03/15/27 (PR 09/15/26)	90	95,852
Series A, 5.00%, 07/01/27 (Call 07/01/25)	215	221,829
Series A, 5.00%, 02/15/29 (Call 02/15/27)	595	635,297
Series A, 5.00%, 02/15/30 (Call 02/15/27)	535	571,240
Series B, 5.00%, 02/15/27	165	177,062
Series B, 5.00%, 02/15/27 (PR 02/15/25)	135	138,988
Series B, 5.00%, 03/15/27 (PR 09/15/25)	370	384,777
Series B, 5.00%, 02/15/28 (Call 08/15/27)	125	134,827
Series B, 5.00%, 02/15/31 (Call 08/15/27)	270	291,416
Series D, 5.00%, 02/15/27 (PR 08/15/26)	340	360,829
Series E, 5.00%, 03/15/27	450	484,761
New York State Environmental Facilities Corp. RB
5.00%, 06/15/27	260	281,974
5.00%, 06/15/27 (Call 06/15/26)	130	137,283
5.00%, 10/15/27	150	163,923
5.00%, 06/15/29 (Call 06/15/27)	905	978,945
New York State Thruway Authority RB, 5.00%, 01/01/27	155	165,743
New York State Urban Development Corp. RB
5.00%, 03/15/27	215	229,962
Series A, 5.00%, 03/15/27	95	102,152
Series A, 5.00%, 03/15/27 (PR 03/15/26)	625	656,304
Series A, 5.00%, 03/15/28 (Call 03/15/27)	710	759,003
Series A, 5.00%, 03/15/29 (Call 03/15/27)	320	342,203
Series C, 5.00%, 03/15/31 (Call 09/15/27)	150	162,129
Port Authority of New York & New Jersey, 5.00%, 11/15/29
(Call 11/15/27)	235	255,796
Port Authority of New York & New Jersey RB, 4.00%,
12/01/27	85	89,381
State of New York GO, Series A, 5.00%, 03/01/27	55	59,362
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/27 (Call 08/15/27)	365	395,978
Series B, 5.00%, 11/15/27 (Call 05/15/27)	330	354,506
Series C-1, 5.00%, 11/15/27	400	436,595
Utility Debt Securitization Authority RB, 5.00%, 06/15/27
(Call 06/15/25)	335	347,277
		27,285,248
North Carolina — 2.6%
City of Charlotte NC GO
5.00%, 06/01/27	145	156,778
Series A, 5.00%, 06/01/27	425	459,520
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/27	120	129,999
5.00%, 07/01/27 (Call 07/01/25)	795	822,994
City of Durham GO, 5.00%, 04/01/27	145	155,758
County of Forsyth NC RB, 5.00%, 04/01/27	120	128,903
County of Guilford NC, 5.00%, 03/01/27	100	107,505
County of Guilford NC GO
Series B, 5.00%, 05/01/27	175	188,850
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	108,021
County of Johnston NC GO, 5.00%, 02/01/27	95	101,709
County of Mecklenburg NC GO
4.00%, 04/01/30 (Call 04/01/27)	160	165,989

Security	Par (000)	Value

North Carolina (continued)
5.00%, 03/01/27	$220	$236,589
Series A, 5.00%, 04/01/27	135	145,455
Series A, 5.00%, 04/01/28 (Call 04/01/27)	340	366,604
County of Union NC Enterprise System Revenue RB,
5.00%, 06/01/27	200	215,640
County of Wake NC, 5.00%, 08/01/27	745	806,900
County of Wake NC GO, 5.00%, 04/01/27	175	188,490
County of Wake NC RB
5.00%, 03/01/27	160	171,669
5.00%, 09/01/27	40	43,400
Mecklenburg County Public Facilities Corp. RB, 5.00%,
02/01/27	110	117,731
North Carolina Municipal Power Agency No. 1 RB, Series A,
5.00%, 01/01/27 (Call 01/01/26)	120	125,306
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	125	132,428
Series B, 5.00%, 06/01/27	195	210,913
State of North Carolina RB
5.00%, 03/01/27	420	450,039
5.00%, 05/01/30 (Call 05/01/27)	270	291,354
Series B, 5.00%, 05/01/27	515	555,187
Series B, 5.00%, 05/01/28 (Call 05/01/27)	485	522,106
Town of Cary NC GO, 5.00%, 09/01/27	125	135,927
		7,241,764
Ohio — 3.1%
City of Columbus OH GO
4.00%, 04/01/31 (Call 10/01/27)	115	119,001
5.00%, 04/01/27	125	134,410
5.00%, 07/01/27 (Call 07/01/26)	565	596,751
5.00%, 04/01/28 (Call 10/01/27)	310	336,311
Series 3, 5.00%, 02/15/27	315	337,761
Series 4, 5.00%, 02/15/27	85	91,142
Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	128,671
Series A, 5.00%, 04/01/27	60	64,517
County of Hamilton OH Sales Tax Revenue RB, 5.00%,
12/01/27	295	319,413
Ohio State University (The) RB, Series A, 5.00%, 12/01/27	450	489,724
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/27	105	112,404
Series A, 5.00%, 02/15/30 (Call 02/15/27)	200	214,103
Ohio Water Development Authority
5.00%, 06/01/27	135	145,710
5.00%, 12/01/27 (Call 12/01/26)	325	346,988
Ohio Water Development Authority RB
5.00%, 12/01/27 (Call 12/01/26)	50	53,383
Series A, 5.00%, 12/01/27	320	349,203
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 12/01/27 (Call 06/01/27)	420	453,955
5.00%, 12/01/30 (Call 06/01/27)	255	274,078
Series A, 5.00%, 06/01/29 (Call 06/01/27)	245	264,530
Series A, 5.00%, 12/01/29 (Call 06/01/27)	420	453,638
Series B, 5.00%, 06/01/27 (PR 12/01/25)	310	322,441
Series B, 5.00%, 12/01/27	170	185,514
State of Ohio GO
5.00%, 03/01/27	135	144,655
5.00%, 03/15/27	190	203,763
5.00%, 06/15/27	300	323,521
5.00%, 09/01/27	170	184,176
Series C, 5.00%, 08/01/27	400	432,605

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series T, 5.00%, 05/01/30 (Call 05/01/27)	$285	$306,503
Series U, 5.00%, 05/01/27	295	317,257
State of Ohio RB
5.00%, 02/01/27 (Call 02/01/26)	330	344,633
5.00%, 12/01/27 (Call 12/01/26)	335	356,347
Series B, 5.00%, 10/01/27	35	37,913
		8,445,021
Oklahoma — 0.3%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27
(Call 12/01/26)	430	455,998
Oklahoma Turnpike Authority RB
Series E, 4.00%, 01/01/31 (Call 01/01/27)	110	112,540
Series E, 5.00%, 01/01/27	120	128,075
University of Oklahoma (The) RB, Series B, 5.00%,
07/01/27 (Call 07/01/26)	100	104,679
		801,292
Oregon — 1.9%
City of Portland OR GOL, 5.00%, 06/01/27	700	756,063
City of Portland OR Sewer System Revenue RB
5.00%, 06/01/27 (Call 06/01/25)	175	180,728
5.00%, 06/15/27 (Call 06/15/26)	100	105,404
Series A, 5.00%, 05/01/27 (Call 05/01/26)	580	610,049
County of Multnomah OR GO, Series A, 5.00%, 06/15/27	315	340,297
County of Multnomah OR GOL, 5.00%, 06/01/29
(Call 06/01/27)	245	263,975
Hillsboro School District No.1J GO, 5.00%, 06/15/28
(Call 06/15/27) (GTD)	175	188,321
Oregon State Lottery RB, Series D, 5.00%, 04/01/27
(Call 04/01/25) (MO)	130	133,831
Portland Community College District GO, 5.00%, 06/15/27
(Call 06/15/26)	330	348,207
State of Oregon
5.00%, 05/01/27	185	199,300
5.00%, 11/01/27	60	65,357
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/27 (Call 05/15/27)	350	377,518
Series B, 5.00%, 11/15/29 (Call 05/15/27)	225	242,271
State of Oregon GO
5.00%, 05/01/27	370	398,599
5.00%, 05/01/27 (Call 05/01/26)	205	215,510
5.00%, 06/01/27	150	161,900
5.00%, 08/01/27 (Call 08/01/25)	250	259,022
Series I, 5.00%, 08/01/28 (Call 08/01/27)	245	264,778
Series L, 5.00%, 08/01/30 (Call 08/01/27)	90	97,124
		5,208,254
Pennsylvania — 2.4%
Allegheny County Higher Education Building Authority RB,
5.00%, 08/01/27	75	81,202
City of Philadelphia PA GO
Series A, 5.00%, 08/01/27 (Call 08/01/25)	420	434,168
Series B, 5.00%, 08/01/27 (Call 08/01/25)	210	217,084
Commonwealth of Pennsylvania GO
5.00%, 07/15/27	655	709,977
5.00%, 10/01/27	200	217,796
5.00%, 01/15/28 (Call 01/15/27)	605	647,716
First Series, 5.00%, 01/01/27	370	396,142
First Series, 5.00%, 02/01/27 (Call 02/01/26)	175	183,404
First Series, 5.00%, 09/15/27 (Call 09/15/26)	345	365,477
First Series, 5.00%, 01/01/28 (Call 01/01/27)	905	968,094

Security	Par (000)	Value

Pennsylvania (continued)
Second Series, 5.00%, 01/15/27	$105	$112,519
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	255	270,135
County of Northampton PA GO, 4.00%, 10/01/27
(Call 04/01/26)	150	154,219
Lower Merion School District GOL, 5.00%, 11/15/27 (SAW)	290	316,777
Pennsylvania State University (The), 4.00%, 09/01/27
(Call 09/01/26)	310	318,669
Pennsylvania State University (The) RB, 5.25%, 08/15/27	125	136,783
Pennsylvania Turnpike Commission RB
5.00%, 06/01/27	145	154,601
5.00%, 06/01/27 (Call 12/01/25)	100	104,121
5.00%, 06/01/27 (Call 06/01/26)	320	335,187
Series A2, 5.00%, 12/01/27	140	151,704
Series A2, 5.00%, 12/01/29 (Call 12/01/27)	295	321,501
Series A2, 5.00%, 12/01/30 (Call 12/01/27)	125	136,328
		6,733,604
Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, Series B, 5.00%,
06/15/27 (Call 06/15/26)	370	386,986
Rhode Island Health and Educational Building Corp. RB,
Series A, 5.00%, 09/01/29 (Call 09/01/27)	375	409,487
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, Series B, 5.00%, 10/01/30
(Call 10/01/27)	50	54,673
State of Rhode Island GO
5.00%, 01/15/27	175	187,115
5.00%, 08/01/27	200	216,460
Series B, 5.00%, 08/01/28 (Call 08/01/27)	650	705,767
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	27,114
		1,987,602
South Carolina — 0.6%
City of Charleston SC Waterworks & Sewer System
Revenue RB
5.00%, 01/01/27	125	133,874
5.00%, 01/01/30 (Call 01/01/27)	105	112,396
City of Columbia SC Waterworks & Sewer System Revenue
RB, 5.00%, 02/01/27	115	123,082
County of Charleston SC, 4.00%, 11/01/28 (Call 11/01/27)
(SAW)	200	208,925
State of South Carolina GO
5.00%, 04/01/27 (SAW)	375	403,771
5.00%, 04/01/30 (Call 10/01/27) (SAW)	440	480,412
Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	80	83,579
		1,546,039
Tennessee — 2.2%
City of Clarksville TN Water Sewer & Gas Revenue RB,
5.00%, 02/01/27	140	149,502
City of Franklin TN GO, 5.00%, 06/01/27	235	254,088
City of Memphis TN Electric System Revenue RB, 5.00%,
12/01/28 (Call 12/01/27)	145	158,102
City of Memphis TN GO, 5.00%, 05/01/27	480	516,215
County of Blount TN GO, Series B, 5.00%, 06/01/27
(Call 06/01/26)	100	105,245
County of Hamilton TN GO, Series A, 5.00%, 04/01/27	220	236,959
County of Montgomery TN GO, 5.00%, 04/01/27	175	188,047
County of Rutherford, 5.00%, 04/01/27	210	226,112
County of Shelby TN GO
5.00%, 04/01/27	210	225,580
5.00%, 04/01/29 (Call 04/01/27)	310	333,573

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Series A, 5.00%, 04/01/27	$140	$150,387
County of Williamson TN GO, 5.00%, 05/01/27	500	539,202
Metropolitan Government of Nashville & Davidson County
TN Electric Revenue RB, Series A, 5.00%, 05/15/27	150	161,458
Metropolitan Government of Nashville & Davidson County
TN GO
4.00%, 07/01/27	365	380,165
5.00%, 01/01/27 (Call 07/01/26)	410	431,486
5.00%, 07/01/27	145	156,803
Metropolitan Government of Nashville & Davidson County
TN Water & Sewer Revenue RB
5.00%, 07/01/30 (Call 07/01/27)	245	265,237
Series B, 5.00%, 07/01/30 (Call 07/01/27)	220	238,172
State of Tennessee GO
Series A, 5.00%, 11/01/27	155	169,230
Series B, 5.00%, 08/01/27 (Call 08/01/26)	265	281,815
Tennessee State School Bond Authority RB
5.00%, 11/01/30 (Call 11/01/27) (ST INTERCEPT)	125	135,597
Series B, 5.00%, 11/01/27 (ST INTERCEPT)	445	484,361
Series B, 5.00%, 11/01/28 (Call 11/01/27)
(ST INTERCEPT)	220	239,195
		6,026,531
Texas — 9.0%
Alamo Community College District GOL, 5.00%, 08/15/30
(Call 08/15/27)	175	189,205
Aldine Independent School District GO, 5.00%, 02/15/31
(Call 02/15/27) (PSF)	155	165,256
Arlington Independent School District/TX, 5.00%, 02/15/27
(PSF)	125	133,597
Austin Community College District RB, 5.00%, 02/01/27
(Call 02/01/26)	55	57,583
Austin Independent School District GO, 5.00%, 08/01/27
(PSF)	795	859,177
Board of Regents of the University of Texas System RB
5.00%, 08/15/27 (Call 08/15/26)	120	127,586
Series E, 5.00%, 08/15/27	430	465,088
City of Austin TX GOL
5.00%, 09/01/27	270	291,866
5.00%, 09/01/28 (Call 09/01/27)	110	118,716
City of Austin TX Water & Wastewater System Revenue RB,
5.00%, 11/15/27	200	216,863
City of Dallas TX Waterworks & Sewer System Revenue
RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	155	163,390
City of Fort Worth Water & Sewer System Revenue RB,
5.00%, 02/15/27	160	170,894
City of Houston Combined Utility System Revenue RB,
0.00%, 12/01/27 (AGM)(a)	215	185,246
City of Houston TX Combined Utility System Revenue RB,
Series B, 5.00%, 11/15/27	120	129,716
City of San Antonio Texas Electric & Gas Systems Revenue
RB, 5.00%, 02/01/27	110	117,428
City of San Antonio TX Electric & Gas Systems Revenue
RB, 5.00%, 02/01/27	75	80,065
City of San Antonio TX GOL
5.00%, 08/01/27	60	64,632
5.00%, 08/01/28 (Call 08/01/27)	150	161,220
Clear Creek Independent School District RB, 5.00%,
02/15/27 (PSF)	115	123,069
College Station Independent School District GO, 5.00%,
08/15/27 (Call 08/15/26)	105	111,166

Security	Par (000)	Value

Texas (continued)
Conroe Independent School District GO
5.00%, 02/15/27 (Call 02/15/26) (PSF)	$120	$125,750
5.00%, 02/15/30 (Call 02/15/27) (PSF)	145	155,174
Series A, 5.00%, 02/15/27 (PSF)	570	610,591
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/27
(Call 03/01/26)	305	318,516
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/27	125	133,858
5.00%, 02/15/27 (PSF)	500	535,431
5.00%, 02/15/27 (Call 02/15/26) (PSF)	625	654,791
Dallas Area Rapid Transit RB, 5.00%, 12/01/27	815	883,828
Dallas Fort Worth International Airport RB, Series A, 5.00%,
11/01/27	185	200,129
Dallas Independent School District GO, 5.00%, 02/15/27
(PSF)	100	106,878
Fort Bend Independent School District GO, 5.00%, 08/15/30
(Call 08/15/27) (PSF)	115	124,198
Fort Worth Independent School District GO, 5.00%,
02/15/27 (Call 02/15/25) (PSF)	100	102,705
Frisco Independent School District GO, 4.00%, 08/15/29
(Call 02/15/27) (PSF)	155	159,952
Garland Independent School District GO, 5.00%, 02/15/27
(Call 02/15/25) (PSF)	160	164,182
Harris County Flood Control District RB, 5.00%, 10/01/27
(Call 10/01/25)	350	362,946
Harris County Toll Road Authority (The) RB, 5.00%,
08/15/27	415	448,206
Katy Independent School District GO, 5.00%, 02/15/27
(PSF)	105	112,295
Leander Independent School District GO, 0.00%, 08/15/27
(Call 08/15/25)(a)	150	129,438
Lewisville Independent School District GO
5.00%, 08/15/27	150	162,121
5.00%, 08/15/27 (Call 08/15/26) (PSF)	200	212,044
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	285	289,119
Lone Star College System GOL, 5.00%, 08/15/28
(Call 02/15/27)	125	133,770
Mesquite Independent School District GO, 5.00%, 08/15/29
(Call 08/15/27) (PSF)	215	231,993
North East Independent School District/TX GO, 5.25%,
02/01/27 (PSF)	235	252,323
North Texas Municipal Water District, 5.00%, 06/01/27	100	107,896
North Texas Municipal Water District RB, 5.00%, 06/01/27
(Call 06/01/26)	150	157,680
North Texas Municipal Water District Upper East Fork
Wastewater Interceptor System Contract Revenue
Refunding Bonds RB, 5.00%, 06/01/27	70	75,527
North Texas Municipal Water District Water System
Revenue RB
5.00%, 09/01/27	405	438,124
5.00%, 09/01/27 (Call 09/01/25)	120	125,054
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	310	324,000
Series B, 5.00%, 01/01/27 (Call 01/01/26)	445	465,097
Northside Independent School District GO, Series A, 5.00%,
08/15/27 (PSF)	100	108,001
Northside Independent School District RB, 5.00%, 08/15/27
(PSF)	1,185	1,279,816
Northwest Independent School District GO, 5.00%,
02/15/28 (Call 08/15/27) (PSF)	145	156,858

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Permanent University Fund - Texas A&M University System
RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	$25	$25,902
Permanent University Fund - University of Texas
System RB
5.00%, 07/01/27	250	269,387
5.00%, 07/01/27 (Call 07/01/26)	130	136,674
Permanent University Fund-Texas A&M University System,
5.00%, 07/01/27 (Call 07/01/25)	525	543,949
Plano Independent School District RB, 5.00%, 02/15/27
(Call 02/15/26) (PSF)	160	167,547
Prosper Independent School District GO, 5.00%, 02/15/27
(PSF)	105	112,368
Round Rock Independent School District GO, Series A,
5.00%, 08/01/27 (PSF)	1,045	1,124,445
San Antonio Independent School District/TX GO, 5.00%,
08/15/27 (PSF)	60	64,635
San Antonio Water System, 5.00%, 05/15/27
(Call 11/15/26)	255	270,623
San Antonio Water System RB
5.00%, 05/15/27	50	53,708
Series A, 5.00%, 05/15/27	170	182,606
Series A, 5.00%, 05/15/30 (Call 05/15/27)	255	274,805
Socorro Independent School District GO, Series B, 5.00%,
08/15/30 (Call 08/15/27) (PSF)	130	140,295
Spring Independent School District GO, Series A, 5.00%,
08/15/27 (Call 08/15/26)	155	163,767
State of Texas GO
5.00%, 10/01/27	230	249,710
5.00%, 10/01/30 (Call 10/01/27)	100	108,483
Series A, 5.00%, 04/01/27 (Call 04/01/26)	60	62,997
Series A, 5.00%, 10/01/30 (Call 10/01/27)	135	146,451
Series B, 5.00%, 10/01/29 (Call 10/01/27)	290	314,700
Series B, 5.00%, 10/01/30 (Call 10/01/27)	445	482,747
Temple Independent School District/TX GO, 4.00%,
02/01/28 (Call 02/01/27) (PSF)	100	102,895
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	150	153,467
5.00%, 05/15/27	230	247,569
Series C, 5.00%, 05/15/28 (Call 05/15/27)	255	273,598
Series E, 4.00%, 05/15/27 (Call 05/15/26)	305	311,804
Texas Public Finance Authority RB, 5.00%, 02/01/27	200	213,369
Texas State University System RB
5.00%, 03/15/27	860	919,849
Series A, 5.00%, 03/15/27 (Call 03/15/25)	260	266,902
Series A, 5.00%, 03/15/30 (Call 03/15/27)	350	374,007
Texas Tech University System RB, 5.00%, 02/15/27	175	187,279
Texas Transportation Commission State Highway Fund RB,
5.00%, 10/01/27 (Call 10/01/26)	100	105,351
Texas Water Development Board RB
5.00%, 04/15/27	130	139,389
5.00%, 04/15/27 (Call 10/15/25)	85	88,339
5.00%, 08/01/27	150	161,873
5.00%, 10/15/27 (Call 10/15/25)	125	130,073
5.00%, 04/15/28 (Call 10/15/27)	450	486,637
5.00%, 08/01/29 (Call 08/01/27)	585	630,113
5.00%, 08/01/30 (Call 08/01/27)	410	442,012
Series A, 5.00%, 10/15/27	150	162,555

Security	Par (000)	Value

Texas (continued)
University of North Texas System RB
Series A, 5.00%, 04/15/27	$60	$64,246
Series A, 5.00%, 04/15/30 (Call 04/15/27)	605	649,418
		24,786,598
Utah — 1.2%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	290	311,730
Canyons School District Local Building Authority RB, 5.00%,
06/15/27	460	496,942
Central Utah Water Conservancy District RB, Series B,
5.00%, 10/01/30 (Call 10/01/27)	250	270,810
City of Salt Lake City Public Utilities Revenue, 5.00%,
02/01/27	190	203,549
Intermountain Power Agency RB, Series A, 5.00%,
07/01/27	150	161,632
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	135	144,395
State of Utah, 5.00%, 07/01/27	370	400,833
State of Utah GO
5.00%, 07/01/27 (Call 01/01/27)	150	160,952
5.00%, 07/01/28 (Call 07/01/27)	330	357,116
5.00%, 07/01/29 (Call 07/01/27)	170	184,035
University of Utah (The) RB
5.00%, 08/01/27 (SAP)	180	194,389
Series A, 5.00%, 08/01/27 (Call 08/01/25)	60	62,142
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28
(Call 03/01/27)	250	267,880
		3,216,405
Vermont — 0.0%
State of Vermont GO, Series B, 5.00%, 08/15/27	100	108,637

Virginia — 3.1%
City of Norfolk VA, 5.00%, 09/01/31 (PR 03/01/27)	270	289,977
City of Norfolk VA GO, Series B, 4.00%, 10/01/27
(Call 10/01/26)	90	93,207
City of Richmond VA, 5.00%, 07/15/28 (Call 07/15/27)	130	141,117
City of Richmond VA GO
5.00%, 03/01/27	185	198,753
5.00%, 07/15/27	60	64,989
City of Virginia Beach VA GO, 5.00%, 07/15/27 (SAW)	260	281,925
County of Arlington VA GO, 5.00%, 06/15/27	155	167,744
County of Fairfax VA GO, 4.00%, 10/01/27	375	393,401
County of Henrico VA GO
5.00%, 08/01/27	55	59,700
Series A, 5.00%, 08/01/27 (SAW)	65	70,554
County of Loudoun VA GO
5.00%, 12/01/27	90	98,329
Series A, 5.00%, 12/01/27 (SAW)	570	622,749
Fairfax County Industrial Development Authority RB, 5.00%,
05/15/27	265	283,276
Hampton Roads Sanitation District RB
5.00%, 10/01/28 (Call 10/01/27)	205	223,357
Series A, 5.00%, 10/01/29 (Call 10/01/27)	210	229,268
Virginia College Building Authority, 5.00%, 02/01/27	495	528,767
Virginia College Building Authority RB
5.00%, 02/01/27	505	539,450
5.00%, 09/01/27	50	54,109
Series A, 5.00%, 09/01/27	125	135,273
Series A, 5.00%, 09/01/27 (Call 09/01/26)
(ST INTERCEPT)	355	375,980
Series A, 5.00%, 09/01/27 (PR 09/01/26)
(ST INTERCEPT)	5	5,295

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series C, 5.00%, 02/01/30 (Call 02/01/27)	$205	$218,595
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	55	58,214
5.00%, 09/15/27	160	173,940
5.00%, 09/15/27 (Call 09/15/26)	110	116,428
5.00%, 05/15/31 (Call 11/15/27)	165	179,202
Series A, 5.00%, 05/15/27	390	420,809
Series A, 5.00%, 05/15/29 (Call 11/15/27)	320	348,325
Series A, 5.00%, 05/15/30 (Call 11/15/27)	350	380,712
Virginia Public Building Authority RB
4.00%, 08/01/31 (PR 08/01/27)	70	72,997
5.00%, 08/01/27 (Call 08/01/26)	180	190,787
5.00%, 08/01/29 (Call 08/01/27)	325	352,874
Series A, 4.00%, 08/01/27	60	62,615
Virginia Public School Authority
5.00%, 08/01/27	340	368,518
5.00%, 10/01/27 (SAW)	110	119,743
Virginia Public School Authority RB
4.00%, 02/01/29 (Call 02/01/27)	370	384,311
5.00%, 08/01/27 (SAW)	105	113,807
Virginia Resources Authority RB
5.00%, 11/01/27	60	65,433
5.00%, 11/01/27 (Call 11/01/25)	110	114,131
		8,598,661
Washington — 4.2%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/27	520	565,777
Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	100	106,281
City of Seattle GO, 5.00%, 06/01/27 (Call 06/01/25)	170	175,687
City of Seattle Municipal Light & Power Revenue, 5.00%,
09/01/27	170	184,176
City of Seattle WA Drainage & Wastewater Revenue RB,
5.00%, 04/01/27 (Call 04/01/26)	145	152,128
City of Seattle WA GOL
5.00%, 12/01/27	85	92,721
Series A, 5.00%, 05/01/27	305	328,462
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 5.00%, 07/01/27	205	221,292
Series B, 5.00%, 04/01/27 (Call 04/01/26)	340	356,714
Clark County School District No. 114 Evergreen GO, 5.00%,
12/01/27 (GTD)	155	168,485
County of King WA GOL
5.00%, 07/01/27 (Call 01/01/25)	270	276,781
5.00%, 12/01/27	120	130,900
Series E, 5.00%, 12/01/27 (Call 12/01/25)	160	166,824
County of King WA Sewer Revenue RB
5.00%, 07/01/27 (Call 01/01/26)	55	57,472
Series B, 5.00%, 07/01/27 (Call 07/01/26)	530	559,329
Energy Northwest RB
Series A, 5.00%, 07/01/27	150	161,921
Series A, 5.00%, 07/01/27 (Call 07/01/26)	125	132,096
Series A, 5.00%, 07/01/28 (Call 07/01/27)	705	759,130
Series A, 5.00%, 07/01/29 (Call 07/01/27)	330	355,211
Series C, 5.00%, 07/01/27	425	458,775
King County School District No. 405 Bellevue GO, 5.00%,
12/01/27 (Call 12/01/26) (GTD)	255	271,750
King County School District No. 414 Lake Washington GO,
4.00%, 12/01/27 (GTD)	490	511,786
Kitsap County School District No. 401 Central Kitsap GO,
5.00%, 12/01/27 (GTD)	80	87,233

Security	Par (000)	Value

Washington (continued)
Pierce County School District No. 402 Franklin Pierce GO,
5.00%, 12/01/29 (Call 12/01/27) (GTD)	$190	$206,449
Port of Seattle WA, 5.00%, 01/01/29 (Call 01/01/27)	200	213,324
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	240	250,407
Spokane County School District No. 356 Central Valley GO,
5.00%, 12/01/28 (Call 12/01/27) (GTD)	160	173,852
Spokane County School District No. 81 Spokane GO,
5.00%, 12/01/28 (Call 12/01/27) (GTD)	220	238,486
State of Washington, 5.00%, 07/01/27	455	491,159
State of Washington COP, Series B, 5.00%, 07/01/27	160	172,408
State of Washington GO
5.00%, 02/01/27	590	631,059
5.00%, 02/01/27 (Call 02/01/25)	105	107,669
5.00%, 07/01/27 (Call 01/01/25)	315	322,823
5.00%, 08/01/27	160	173,042
5.00%, 08/01/27 (Call 08/01/26)	165	174,207
5.00%, 08/01/30 (Call 08/01/27)	105	113,229
Series D, 5.00%, 02/01/27	100	106,959
Series E, 5.00%, 07/01/27 (Call 01/01/25)	130	133,210
Series R, 5.00%, 08/01/27	370	400,160
Series R, 5.00%, 08/01/27 (Call 08/01/26)	345	364,253
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	445	481,098
University of Washington, 5.00%, 04/01/27	295	315,825
University of Washington RB, Series B, 5.00%, 06/01/27
(Call 06/01/25)	95	98,058
Washington State University RB, 5.00%, 04/01/27
(Call 04/01/25)	70	71,879
		11,520,487
West Virginia — 0.6%
State of West Virginia GO
Series A, 5.00%, 06/01/27	315	339,634
Series A, 5.00%, 12/01/27	155	168,947
West Virginia Commissioner of Highways RB
5.00%, 09/01/27	215	230,953
5.00%, 09/01/29 (Call 09/01/27)	305	327,542
Series A, 5.00%, 09/01/29 (Call 09/01/27)	295	316,802
West Virginia State School Building Authority Lottery
Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	275	284,200
		1,668,078
Wisconsin — 2.2%
Milwaukee Metropolitan Sewerage District GO, Series A,
5.00%, 10/01/27 (Call 10/01/26)	150	158,676
State of Wisconsin
4.00%, 05/01/27 (Call 05/01/26)	265	271,992
5.00%, 11/01/30 (Call 05/01/27)	290	310,774
State of Wisconsin GO
4.00%, 05/01/28 (Call 05/01/27)	145	150,660
5.00%, 05/01/27	100	107,877
5.00%, 05/01/27 (Call 05/01/25)	305	315,113
5.00%, 11/01/27 (Call 05/01/27)	350	377,109
5.00%, 11/01/28 (Call 05/01/27)	250	270,116
5.00%, 11/01/29 (Call 05/01/27)	280	303,055
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	180	185,010
Series 2, 5.00%, 11/01/27 (Call 05/01/26)	430	452,743
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	40	43,098
Series 3, 5.00%, 11/01/30 (Call 05/01/27)	395	423,295
State of Wisconsin RB
Series A, 5.00%, 05/01/27	460	494,198
Series A, 5.00%, 05/01/29 (PR 05/01/27)	460	494,198

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Department of Transportation, 5.00%, 07/01/29
(Call 07/01/27)	$265	$282,753
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	285	307,759
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	250	267,112
Series 2, 5.00%, 07/01/30 (Call 07/01/27)	810	865,108
		6,080,646

Total Long-Term Investments — 98.7%
(Cost: $275,863,465)		270,329,492

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 3.57%(b)(c)	290	290,007

Total Short-Term Securities — 0.1%
(Cost: $289,994)		290,007

Total Investments — 98.8%
(Cost: $276,153,459)		270,619,499

Other Assets Less Liabilities — 1.2%		3,344,785

Net Assets — 100.0%		$273,964,284

(a)	Zero-coupon bond.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$1,191,388	$—	$(901,205	)(a)	$(189)	$13	$290,007	290	$19,371	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$270,329,492	$—	$270,329,492
Short-Term Securities
Money Market Funds	290,007	—	—	290,007
	$290,007	$270,329,492	$—	$270,619,499

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
COP	Certificates of Participation	PSF	Permanent School Fund
ETM	Escrowed to Maturity	RB	Revenue Bond
GO	General Obligation	SAP	Subject to Appropriations
GOL	General Obligation Limited	SAW	State Aid Withholding
GTD	Guaranteed	SCH BD RES FD	School Board Resolution Fund
MO	Moral Obligation	ST	Special Tax
NPFGC	National Public Finance Guarantee Corp.